Retirement benefit obligations - Plan assets (Details)	Dec. 31, 2023
Retirement benefit obligations
Cash	0.40%
Bonds	46.36%
Equity instruments	14.02%
Real estate	24.55%
Mortgages	12.30%
Derivatives	2.37%
Total	100.00%